SUPPLEMENT DATED JUNE 28, 2013
TO THE AUL AMERICAN UNIT TRUST
PROSPECTUS DATED MAY 1, 2013

1.)	Page 8 of the Prospectus is revised to add the following funds to the table.

Investment Account and Corresponding Fund Portfolio	Class Designation If Any (1)	Fund	Investment Adviser
AllianceBernstein High Income Fund	Advisor	The AllianceBernstein Bond Funds	AllianceBernstein L.P.
AllianceBernstein High Income Fund	R	The AllianceBernstein Bond Funds	AllianceBernstein L.P.
1) Please refer to the Fund prospectus for a description of the class designation.

2.)	Page 19 of the Prospectus is revised to add the following funds to the table.

Investment Account and Corresponding Fund Portfolio	Class Designation If Any (1)	Fund	Investment Adviser
Invesco American Franchise Fund	A*	AIM Counselor Series	Invesco Advisers, Inc.
Ivy Asset Strategy Fund	R	Ivy Funds	Ivy Investment Management Company
Ivy Asset Strategy Fund	Y	Ivy Funds	Ivy Investment Management Company
Ivy Balanced Fund	R	Ivy Funds	Ivy Investment Management Company
Ivy Balanced Fund	Y	Ivy Funds	Ivy Investment Management Company
Iv y High Income Fund	R	Ivy Funds	Ivy Investment Management Company
Iv y High Income Fund	Y	Ivy Funds	Ivy Investment Management Company
1) Please refer to the Fund prospectus for a description of the class designation. * Load Waived

3.)	Page 21 of the Prospectus is revised to add the following funds to the table.

Investment Account and Corresponding Fund Portfolio	Class Designation If Any (1)	Fund	Investment Adviser
MFS Emerging Markets Debt Fund	R2	MFS Emerging Markets Debt Fund	Massachusetts Financial Services Company
MFS Emerging Markets Debt Fund	R3	MFS Emerging Markets Debt Fund	Massachusetts Financial Services Company
Neuberger Berman Emerging Markets Equity Fund	A*	Neuberger Berman Equity Funds	Neuberger Berman Management, Inc.
Neuberger Berman Emerging Markets Equity Fund	R3	Neuberger Berman Equity Funds	Neuberger Berman Management, Inc.
1) Please refer to the Fund prospectus for a description of the class designation. * Load Waived

4.)	Page 25 of the Prospectus is revised to add the following funds to the table.

Investment Account and Corresponding Fund Portfolio	Class Designation If Any (1)	Fund	Investment Adviser
PIMCO All Asset Fund	R	PIMCO Funds	PIMCO
PIMCO Commodity Real Return Strategy Fund	Administrative	PIMCO Strategic Markets Funds	PIMCO
PIMCO Commodity Real Return Strategy Fund	R	PIMCO Strategic Markets Funds	PIMCO
Pioneer Dynamic Credit Fund	A*	Pioneer Dynamic Credit Fund	Pioneer Investment Management, Inc.
Pioneer Dynamic Credit Fund	Y	Pioneer Dynamic Credit Fund	Pioneer Investment Management, Inc.
1) Please refer to the Fund prospectus for a description of the class designation. * Load Waived

5.)	Page 31 of the Prospectus is revised to add the following funds to the table.
Investment Account and Corresponding Fund Portfolio	Class Designation If Any (1)	Fund	Investment Adviser
TIAA-CREF Emerging Markets Equity Index Fund	Retirement	TIAA-CREF Funds	Teachers Advisors, Inc.

6.)                       Page 156 of the Prospectus is revised to add the following language:

Fund & Class Designation	Objective
AllianceBernstein High Income Fund – Advisor & R	Seeks to maximize total return.

7.)                       Page 161 of the Prospectus is revised to add the following language:

Fund & Class Designation (* Load Waived)	Objective
Invesco American Franchise Fund – A*	Seeks to provide long-term growth of capital.
Ivy Asset Strategy Fund – R & Y	Seeks to provide total return.
Ivy Balanced Fund – R & Y	Seeks to provide total return.
Ivy High Income Fund – R & Y	Seeks to provide total return.
MFS Emerging Markets Debt Fund – R2 & R3	Seeks to provide total return.
Neuberger Berman Emerging Markets Equity Fund – A* & R3	Seeks to provide long-term capital growth.

8.)                       Page 162 of the Prospectus is revised to add the following language:

Fund & Class Designation (* Load Waived)	Objective
PIMCO All Asset Fund – R	Seeks to provide maximum real return.
PIMCO Commodity Real Return Strategy Fund – Administrative & R	Seeks to provide maximum real return.
Pioneer Dynamic Credit Fund – A* & Y	Seeks to provide a high level of current income.

9.)                       Page 165 of the Prospectus is revised to add the following language:

Fund & Class Designation	Objective
TIAA-CREF Emerging Markets Equity Index Fund - Retirement	Seeks to provide long-term total return.

This supplement should be retained with the Prospectus for future reference.